Vanguard Emerging Markets Stock Index Fund
Supplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025
Prospectus and Summary Prospectus Text Changes

The paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard Emerging Markets Stock Index Fund (the Fund) is replaced with the following:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.

The “Average Annual Total Returns” table for Investor Shares of the Fund is replaced with the following:
Average Annual Total Returns for Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Vanguard Emerging Markets Stock Index Fund Investor Shares
Return Before Taxes	10.77%	2.82%	3.82%
Return After Taxes on Distributions	9.87	1.96	3.01
Return After Taxes on Distributions and Sale of Fund Shares	6.79	1.97	2.79
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)	11.63%	3.39%	4.24%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)	11.63	3.39	4.16
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)	5.52	4.42	5.13

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 533A 052025

Vanguard Emerging Markets Stock Index Fund
Supplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025
Prospectus and Summary Prospectus Text Changes

The paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard Emerging Markets Stock Index Fund (the Fund) is replaced with the following:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.

The “Average Annual Total Returns” table for Admiral Shares of the Fund is replaced with the following:
Average Annual Total Returns for Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Return Before Taxes	10.95%	2.98%	3.99%
Return After Taxes on Distributions	10.01	2.07	3.13
Return After Taxes on Distributions and Sale of Fund Shares	6.92	2.08	2.91
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)	11.63%	3.39%	4.24%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)	11.63	3.39	4.16
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)	5.52	4.42	5.13

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 5533A 052025

Vanguard Emerging Markets Stock Index Fund
Supplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025
Prospectus and Summary Prospectus Text Changes

The paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard Emerging Markets Stock Index Fund (the Fund) is replaced with the following:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.

The “Average Annual Total Returns” table for Institutional Shares and Institutional Plus Shares of the Fund is replaced with the following:
Average Annual Total Returns for Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Vanguard Emerging Markets Stock Index Fund Institutional Shares
Return Before Taxes	11.00%	3.02%	4.03%
Return After Taxes on Distributions	10.04	2.09	3.15
Return After Taxes on Distributions and Sale of Fund Shares	6.95	2.11	2.93
Vanguard Emerging Markets Stock Index Fund Institutional Plus Shares
Return Before Taxes	11.03%	3.04%	4.05%
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)	11.63%	3.39%	4.24%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)	11.63	3.39	4.16
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)	5.52	4.42	5.13

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 239A 052025

Vanguard FTSE Emerging Markets ETF
Supplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025
Prospectus and Summary Prospectus Text Changes

The paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard FTSE Emerging Markets ETF (the Fund) is replaced with the following:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.

The “Average Annual Total Returns” table for ETF Shares of the Fund is replaced with the following:
Average Annual Total Returns for Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Vanguard Emerging Markets Stock Index Fund ETF Shares
Based on NAV
Return Before Taxes	11.01%	3.05%	4.04%
Return After Taxes on Distributions	10.05	2.12	3.16
Return After Taxes on Distributions and Sale of Fund Shares	6.96	2.12	2.94
Based on Market Price
Return Before Taxes	10.57	2.92	3.99
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)	11.63%	3.39%	4.24%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)	11.63	3.39	4.16
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)	5.52	4.42	5.13

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 964A 052025